Short-term Borrowings - Additional Information (Details) ¥ in Thousands							12 Months Ended
	Mar. 12, 2026 USD ($)	Oct. 28, 2025 USD ($)	Oct. 28, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 10, 2025 USD ($)	Mar. 09, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CNY (¥)	Nov. 28, 2025	Nov. 24, 2025	May 27, 2024 USD ($)	May 27, 2024 CNY (¥)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CNY (¥)
Short-Term Debt [Line Items]
Debt instrument, term							1 year	1 year
Weighted average interest rates for the outstanding short-term bank borrowings							2.72%		3.42%	2.72%
Short-term borrowings							$ 6,402,231		$ 8,811,599
Outstanding principal amount					$ 2,260,000									¥ 16,130
Aggregate principal amount							1,400,000
Outstanding borrowings amount under facility							1,400,000		1,400,000
Effective interest rate												3.91%
Percentage of accrued interest on overdue principal amount					12.00%
Restricted cash							2,522,898
Bank of China Beijing Guomao Sub-branch | Subsequent Event
Short-Term Debt [Line Items]
Debt instrument, term	1 year
Short-term borrowings	$ 1,400,000
Borrowings annual interest rate	2.24%
China Merchants Bank Beijing Dayuncun Sub-branch
Short-Term Debt [Line Items]
Short-term borrowings				$ 1,400,000
Borrowings maturity date				Dec. 18, 2026
Borrowings annual interest rate				2.30%
X-Charge Technology
Short-Term Debt [Line Items]
Effective interest rate											3.50%
Percentage of accrued interest on overdue principal amount						12.00%
Repayment of outstanding principal and interest		$ 2,330,000	¥ 16,710
Provision							2,500,000	¥ 17,600
Restricted cash							2,400,000			¥ 16,900
X-Charge Technology | Investor C
Short-Term Debt [Line Items]
Short-term borrowings													$ 2,100,000	¥ 15,000
Short-term Bank Borrowings from SPD Silicon Valley Bank
Short-Term Debt [Line Items]
Short-term borrowings															$ 1,400,000	¥ 10,000
Short-Term Bank Borrowings and Loan
Short-Term Debt [Line Items]
Short-term borrowings							4,268,154		6,724,904
Short-Term Bank Borrowings and Loan | Bank of China Beijing Guomao Sub-branch
Short-Term Debt [Line Items]
Short-term borrowings							1,422,718		1,391,130
Short-Term Bank Borrowings and Loan | China Merchants Bank Beijing Dayuncun Sub-branch
Short-Term Debt [Line Items]
Short-term borrowings							$ 1,422,718		$ 1,855,949